ACQUISITIONS	12 Months Ended
Dec. 31, 2013
ACQUISITIONS [Abstract]
ACQUISITIONS

(3) ACQUISITIONS

Holsun

On December 31, 2012, the Group completed the acquisition of the hotel reservation and air ticketing businesses of a PRC-based travel agency, Beijing Holiday Sunshine Travel Co., Ltd. ("Holsun"), which the Group expected to complement its existing business. The Group did not acquire any equity interest in Holsun. The initial purchase consideration was RMB19,300,000, of which RMB6,000,000 and RMB13,300,000 were paid in 2012 and 2013, respectively. The remaining cash consideration, which had an upper limit of RMB9,000,000, was contingent upon the performance of the acquired business in 2013. In the Group's consolidated balance sheet as of December 31, 2012 in "accrued expenses and other current liabilities," the Group estimated and recognized a liability for the contingent consideration of RMB6,900,334. In the consolidated balance sheet as of December 31, 2013 in "accrued expenses and other current liabilities," the Group increased the fair value of the contingent consideration to RMB8,083,545, and recognized the difference of RMB1,183,211 in "other income (expense)" in the consolidated statement of comprehensive income for the year ended December 31, 2013.

The following table summarizes the allocation of the purchase price for this 2012 acquisition, which was adjusted in 2013 due to new information becoming available. The adjustments of fair value of indemnification asset and intangible assets with definite lives resulted in the corresponding adjustment of goodwill.

Fair value
RMB
Indemnification asset	371,000
Intangible assets with definite lives	9,480,000
Goodwill	16,720,334
Total purchase consideration	26,571,334

In performing the purchase price allocation, the Group considered the analyses of historical financial performance and estimates of future performance of Holsun's business. The fair value of intangible assets was measured by income approach and major components of intangible assets associated with the Holsun acquisition are set out below:

	Fair value
	RMB	Useful lives
Trade name	6,580,000	3 years
Customer list	2,900,000	5 years
Intangible assets with definite lives	9,480,000

The results of operation of Holsun were not significant and have been included in the consolidated financial statements since the acquisition date. Neither the results of operations since the acquisition date nor pro forma results of operations of Holsun were presented because the effects of Holsun were not material to the Group's consolidated financial statements.

2013 Acquired Company

On November 21, 2013, the Group completed the acquisition of 51.6% controlling interest in a PRC-based software company ("2013 Acquired Company"). The total consideration was RMB18,750,000, of which RMB5,000,000 was paid to selling shareholders of 2013 Acquired Company for 25% interest and RMB13,750,000 was injected into 2013 Acquired Company to acquire an additional 26.6% interest. The following table summarizes the allocation of the purchase price for the acquisition.

Fair value
RMB
Net assets	(2,298,803)
Intangible assets with definite lives	7,905,854
Deferred tax liabilities arising from the acquisition	(1,976,463)
Total fair value of net assets acquired (a)	3,630,588

Purchase consideration to original shareholders (b)	5,000,000
Noncontrolling interest (c)	16,734,018
Goodwill (b+c-a)	18,103,430

The fair value of noncontrolling interests was measured proportionally based on the Group's purchase price of 51.6% of 2013 Acquired Company's interests, taking into consideration of noncontrolling interests discount.

In performing the purchase price allocation, the Group considered the analyses of historical financial performance and estimates of future performance of 2013 Acquired Company's business. The fair value of intangible assets was measured by income approach and the major components of intangible assets associated with the 2013 Acquired Company acquisition are set out below:

	Fair value
	RMB	Useful lives
Trade name	3,076,912	5 years
Self-developed software	4,828,942	3 years
Intangible assets with definite lives	7,905,854

The results of operation of 2013 Acquired Company were not significant and have been included in the consolidated financial statements since the acquisition date. The net loss proportionally taken by the 48.4% noncontrolling shareholders was recorded in "net loss attributable to noncontrolling interests" in the consolidated statements of comprehensive income. Neither the results of operations since the acquisition date nor pro forma results of operations of 2013 Acquired Company were presented because the effects of 2013 Acquired Company were not material to the Group's consolidated financial statements.